Capital and Financial Risk Management (Details)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Capital and Financial Risk Management [Line Items]
Concentrations percentage	48.87%	70.00%
Increase and decrease in the related foreign currencies	5.00%
Sensitivity rate	5.00%
Foreign currency rate	5.00%
Customer 2 [Member]
Capital and Financial Risk Management [Line Items]
Concentrations percentage	67.60%	79.70%	82.20%